Consolidation of ownership interest in Prudential Assurance Malaysia Berhad (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Jan. 01, 2024
Contingencies and related obligations
Non-controlling interests	$ 1,182	$ 160	$ 1,182
Prudential Assurance Malaysia Berhad
Contingencies and related obligations
Proportion held indirectly - related undertakings (as a percent)	51.00%
Legal and beneficial ownership under litigation (as a percent)	49.00%		49.00%
Proportion of ownership interests held by non-controlling interests	49.00%
Percentage of consolidation of entity		100.00%
Non-controlling interests	$ 1,055		$ 1,055	$ 886
Increase (decrease) in non-controlling interests from profit earned and effect of exchange translation difference			169
Consideration payments directed to be returned			$ 29
Prudential Assurance Malaysia Berhad | Detik Ria Sdn Bhd
Contingencies and related obligations
Proportion held indirectly - related undertakings (as a percent)	49.00%